Loans from Investors (Tables)	6 Months Ended
Jun. 30, 2026
Loans from Investors [Abstract]
Schedule of Investor Loan Activity

The following is a summary of investor loan activity as of June 30, 2026, and December 31, 2025:

As of January 1, 2025	22,033
Additions	27,214
Payments	(4,037)
Interest accrual	7,497
As of December 31, 2025	52,707
Additions	6,600
Payments	(2,274)
Interest accrual	4,969
As of June 30, 2026	62,002